Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Schedule of Income and Capital Expenditure Information Regarding the Group's Operating Segments
The following table presents income, CapEx information (capital expenditures in intangible assets and property, plant and equipment, see Notes 6 and 8) and acquisitions of rights of use (since the entry into force of IFRS 16, see Note 9) regarding the Group’s operating segments:

2020
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispam	Telxius Group	Other companies	Eliminations	Total Group
Revenues	12,401	6,708	7,532	7,422	7,922	826	1,860	(1,595)	43,076
External revenues	12,118	6,666	7,500	7,406	7,786	322	1,288	(10)	43,076
Intersegment revenues	283	42	32	16	136	504	572	(1,585)	—
Other operating income and expenses(1)	(7,355)	(4,644)	(5,223)	(4,234)	(6,932)	(306)	(2,021)	1,137	(29,578)
OIBDA	5,046	2,064	2,309	3,188	990	520	(161)	(458)	13,498
Depreciation and amortization	(2,184)	(389)	(2,394)	(1,965)	(2,274)	(269)	(199)	315	(9,359)
Operating income	2,862	1,675	(85)	1,223	(1,284)	251	(360)	(143)	4,139
CapEx	1,408	913	1,094	1,372	833	348	106	(213)	5,861
Acquisitions of rights of use	138	116	1,159	768	364	353	25	(909)	2,014
(1)Other operating income and expenses includes “Other income”, “Supplies”, “Personnel expenses” and “Other expenses”.

2019
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispam	Telxius Group	Other companies	Eliminations	Total Group
Revenues	12,850	7,109	7,399	10,035	9,650	842	2,129	(1,592)	48,422
External revenues	12,528	7,068	7,364	10,018	9,504	360	1,580	—	48,422
Intersegment revenues	322	41	35	17	146	482	549	(1,592)	—
Other operating income and expenses(1)	(9,131)	(4,995)	(5,073)	(5,773)	(7,617)	(338)	(1,589)	1,213	(33,303)
OIBDA	3,719	2,114	2,326	4,262	2,033	504	540	(379)	15,119
Depreciation and amortization	(2,013)	(1,204)	(2,463)	(2,516)	(2,268)	(249)	(136)	267	(10,582)
Operating income	1,706	910	(137)	1,746	(235)	255	404	(112)	4,537
CapEx	1,667	914	2,469	2,005	1,485	284	143	(183)	8,784
Acquisitions of rights of use	127	157	230	409	367	88	37	(123)	1,292
(1)Other operating income and expenses includes “Other income”, “Supplies”, “Personnel expenses” and “Other expenses”.

2018
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispam	Telxius Group	Other companies	Eliminations	Total Group
Revenues	12,788	6,790	7,320	10,126	9,939	792	2,539	(1,601)	48,693
External revenues	12,461	6,757	7,281	10,105	9,815	334	1,940	—	48,693
Intersegment revenues	327	33	39	21	124	458	599	(1,601)	—
Other operating income and expenses(1)	(7,993)	(4,925)	(5,486)	(5,815)	(7,681)	(422)	(2,325)	1,525	(33,122)
OIBDA	4,795	1,865	1,834	4,311	2,258	370	214	(76)	15,571
Depreciation and amortization	(1,678)	(943)	(2,071)	(1,990)	(2,006)	(125)	(275)	39	(9,049)
Operating income	3,117	922	(237)	2,321	252	245	(61)	(37)	6,522
CapEx	1,741	1,464	966	1,910	1,681	181	195	(19)	8,119
(1)Other operating income and expenses includes “Other income”, “Supplies”, “Personnel expenses” and “Other expenses”.
The following table presents main assets and liabilities by segment:

2020
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispam	Telxius Group	Other companies	Eliminations	Total Group
Fixed assets	14,604	—	13,005	14,408	8,692	452	1,140	—	52,301
Rights of use (1)	1,332	—	2,852	1,677	1,117	30	79	(2,105)	4,982
Investments accounted for by the equity method	266	—	2	1	58	—	100	—	427
Financial assets and other non-currents assets	330	—	647	700	773	39	7,979	(3,198)	7,270
Deferred tax assets	2,212	—	473	248	721	29	2,733	—	6,416
Other current financial assets	35	—	67	30	90	3	10,187	(7,917)	2,495
Non-current assets and disposal groups held for sale	—	13,264	—	—	30	2,062	418	(361)	15,413
Total allocated assets	24,098	13,264	20,266	20,023	14,973	2,840	27,981	(18,394)	105,051
Non-current financial liabilities	758	—	1,577	167	6,149	1,257	37,360	(4,971)	42,297
Non-current lease liabilities	1,074	—	2,326	1,342	1,095	4	82	(1,884)	4,039
Deferred tax liabilities	141	—	405	864	481	18	711	—	2,620
Current financial liabilities	852	—	715	224	1,157	150	9,881	(4,856)	8,123
Current lease liabilities	291	—	514	297	365	8	26	(246)	1,255
Liabilities associated with non-current assets and disposal groups held for sale	—	4,897	—	—	—	917	221	(1,244)	4,791
Total allocated liabilities	16,360	4,897	10,903	6,252	12,960	2,785	51,033	(18,399)	86,791
(1) The eliminations of rights of use mainly correspond to the rights of use for assets leased by Telxius to the operating companies of the Group.

2019
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispam	Telxius Group	Other companies	Eliminations	Total Group
Fixed assets	15,159	10,051	14,091	20,585	11,881	1,145	753	—	73,665
Rights of use (1)	1,500	716	2,499	1,933	1,382	388	71	(1,550)	6,939
Investments accounted for by the equity method	—	9	—	2	73	—	56	—	140
Financial assets and other non-currents assets	167	468	457	1,159	764	55	7,224	(3,171)	7,123
Deferred tax assets	2,384	2	314	337	755	89	2,801	—	6,682
Other current financial assets	42	72	17	67	426	1	5,587	(3,089)	3,123
Non-current assets and disposal groups held for sale	12	—	—	1	43	—	762	—	818
Total allocated assets	24,491	13,869	20,143	28,120	20,553	2,184	23,238	(13,721)	118,877
Non-current financial liabilities	775	1,132	2,153	572	2,666	1,148	37,360	(2,518)	43,288
Non-current lease liabilities	1,252	490	2,027	1,582	1,298	281	74	(1,378)	5,626
Deferred tax liabilities	158	101	358	945	572	18	756	—	2,908
Current financial liabilities	854	—	339	464	901	1	12,193	(5,676)	9,076
Current lease liabilities	283	213	462	448	248	117	15	(186)	1,600
Liabilities associated with non-current assets and disposal groups held for sale	—	—	—	—	—	—	380	—	380
Total allocated liabilities	16,067	5,450	10,659	8,599	10,904	2,250	53,216	(13,718)	93,427
(1) The eliminations of rights of use mainly correspond to the rights of use for assets leased by Telxius to the operating companies of the Group.
Schedule of Composition of Segment Revenues, Detailed by the Main Countries of Operation
The composition of segment revenues, detailed by the main countries in which the Group operates, is as follows:

Millions of euros	2020				2019				2018
Country by segments	Fixed	Mobile	Others and elims.	Total	Fixed	Mobile	Others and elims.	Total	Fixed	Mobile	Others and elims.	Total
Spain (*)				12,401				12,850				12,788
United Kingdom	232	6,476	—	6,708	218	6,891	—	7,109	214	6,576	—	6,790
Germany	785	6,730	17	7,532	741	6,647	11	7,399	767	6,539	14	7,320
Brazil	2,531	4,891	—	7,422	3,537	6,498	—	10,035	3,754	6,372	—	10,126
Hispam	2,836	5,070	16	7,922	3,435	6,210	5	9,650	3,468	6,471	—	9,939
Telxius Group			826	826			842	842			792	792
Other and inter-segment eliminations			265	265			537	537			938	938
Total Group				43,076				48,422				48,693
Note: In the countries of Telefónica Hispam segment with separate fixed and mobile operating companies, intercompany revenues were not considered.
(*) The detail of revenues for Telefónica Spain is shown in the table below.

Given the convergence reached at Telefónica Spain due to the high penetration of convergent offers in Telefónica Spain, the revenue breakdown by fixed and mobile is less relevant in this segment. For this reason, management believes that the revenue breakdown shown below is more meaningful.

Millions of euros
Telefónica Spain	2020	2019	2018
Retailers	9,906	10,313	10,341
Wholesalers, mobile handsets sales and others	2,495	2,537	2,447
Total	12,401	12,850	12,788